Related Party Transactions and Balances - Schedule of Related Parties (Details) - Related Party [Member]		Dec. 31, 2024 CNY (¥)		Dec. 31, 2024 USD ($)		Jul. 31, 2024 CNY (¥)	Jul. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)		Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Amounts due from related parties- Current		¥ 21,839,929		$ 2,992,058				¥ 19,928,781
Amounts due from related parties- Noncurrent		110,000,000		15,069,938				110,000,000
Amounts due to related parties- Current		17,462,176		2,392,308				16,310,293
Less: provision		(531,961)		(72,878)				(531,961)
Yibon [Member]
Related Party Transaction [Line Items]
Amounts due from related parties- Current	[1]	6,920,600		948,118				7,321,246
Hanyuan [Member]
Related Party Transaction [Line Items]
Amounts due from related parties- Current	[2]	6,732,977		922,414				6,732,977
Wen Qi [Member]
Related Party Transaction [Line Items]
Amounts due from related parties- Current		2,360,000	[3]	323,319	[3]	¥ 2,360,000	$ 323,319	2,360,000	[3]
Yueyuan [Member]
Related Party Transaction [Line Items]
Amounts due from related parties- Current	[2]	640,000		87,680				688,064
Aotao [Member]
Related Party Transaction [Line Items]
Amounts due from related parties- Current	[4]	270,067		36,999				141,069
Amounts due to related parties- Current		13,323,770		1,825,349				12,660,573
Beifu HK [Member]
Related Party Transaction [Line Items]
Amounts due from related parties- Current		858,000		117,546
Others [Member]
Related Party Transaction [Line Items]
Amounts due from related parties- Current	[5]	4,590,246		628,860				3,217,386
Amounts due to related parties- Current		4,138,406		566,959				3,649,720
Apex [Member]
Related Party Transaction [Line Items]
Amounts due from related parties- Noncurrent		¥ 110,000,000	[6]	$ 15,069,938	[6]			¥ 110,000,000	[6]	$ 15,069,938

[1]	Current amounts due from Hanyuan and Yueyuan are loans to them, who are the equity investees of the Group, for hotel improvement.
[2]	Current amounts due from Wen Qi is a loan with a principal of RMB2,360,000 (USD323,319) with an interest rate of 7.9% per annum maturing in July 2024.
[3]	The current amounts mainly consisted of accounts receivable due to daily operations with the related parties which were unsecured, interest free, and repayable upon demand.
[4]	Current amounts due from Yibon mainly comprised of a loan repayable on demand with an interest rate of 6% per annum with pledge of one Yibon’s leased-and-operated hotel.
[5]	Noncurrent amounts due from related parties comprised of RMB110,000,000 (USD15,069,938) prepayments made by the Group to Apex to acquire a building for hotel business development. In April 2025, the building was pledged to the Group to guarantee the related party’s performance.
[6]	The current amounts due from Jiangxia WM are a loan to the Group’s equity investee for hotel improvements.